NET TRADING LOSS (Details) € in Millions	12 Months Ended
Dec. 31, 2015 EUR (€)
Net Trading Profit Loss Details [Abstract]
Gain (loss) resulting from the LME offer and Burden Sharing Measures on the Debt securities in issue and the Other borrowed funds	€ 4
Gain (loss) resulting from the LME offer and Burden Sharing Measures to the Preferred securities	€ 16